SCHEDULE OF RESTRICTED STOCK UNIT (Details) - Restricted share units [member] - Employees directors and service providers [member] - shares			12 Months Ended
		Jan. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Number of outstanding, Beginning	[1]
Number of outstanding, Granted		702	1,528,836	1
Number of outstanding, Vested			(1,528,832)	(1)
Number of outstanding, Forfeited			(4)		[1]
Number of outstanding, Ending					[1]

[1]	Nil after reverse stock split